COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands, ₫ in Billions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2022 USD ($)
COMMITMENTS AND CONTINGENCIES
Estimated commitments related to the development of the projects and products	₫ 20,031.9	$ 789,800	₫ 13,327.9
Possible loss on contract termination	185.6	7,700
Total remaining amount of annual fees committed to pay			207.6	$ 8,700	₫ 84.0	$ 3,520
Maximum
COMMITMENTS AND CONTINGENCIES
Possible loss on contract termination	₫ 394.0	$ 16,200	421.6	17,700
As previously reported
COMMITMENTS AND CONTINGENCIES
Estimated commitments related to the development of the projects and products			₫ 13,198.2	$ 553,000	₫ 18,498.9